UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-5003


                           Blue Chip Value Fund, Inc.
               (Exact name of registrant as specified in charter)


              1225 17th Street, 26th Floor, Denver, Colorado 80202
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Michael P. Malloy
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                      -------------------------------------
                     (Name and address of agent for service)


       Registrant's Telephone Number, including Area Code: (800) 624-4190
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: September 30
                                               ------------

Item 1 - Schedule of Investments.


BLUE CHIP VALUE FUND, INC.
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                                                       Market
                                                          Shares       Cost            Value
                                                          -----    ------------     -----------
COMMON STOCKS                          104.47%

BASIC MATERIALS                        2.63%
Forestry & Paper                       2.63%
Bowater Inc.                                              99,100    $ 4,676,588     $ 3,784,629

TOTAL BASIC MATERIALS                                                 4,676,588       3,784,629
                                                                    -----------     -----------


CAPITAL GOODS                          7.94%
Aerospace & Defense                    3.82%
General Dynamics Corp.                                    28,600      2,227,919       2,920,060
Raytheon Co.                                              67,800      2,340,069       2,575,044
                                                                    -----------     -----------
                                                                      4,567,988       5,495,104

Industrial Products                    4.12%
Parker Hannifin Corp.                                    100,500      4,847,686       5,915,430

TOTAL CAPITAL GOODS                                                   9,415,674      11,410,534
                                                                    -----------     -----------

COMMERCIAL SERVICES                    3.19%
IT Services                            3.19%
Computer Sciences Corp.*                                  97,300      3,942,978       4,582,830

TOTAL COMMERCIAL SERVICES                                             3,942,978       4,582,830
                                                                    -----------     -----------


COMMUNICATIONS                         2.66%
Telecomm Service Providers             2.66%
ALLTEL Corp.                                              69,600      3,507,230       3,821,736

TOTAL COMMUNICATIONS                                                  3,507,230       3,821,736
                                                                    -----------     -----------


CONSUMER CYCLICAL                      15.29%
Clothing & Accessories                 2.77%
TJX Companies Inc.                                       180,300      2,785,187       3,973,812

Consumer Services                      1.04%
Cendant Corp.                                             69,300      1,597,365       1,496,880

General Merchandise                    3.09%
Target Corp. +                                            98,200      3,396,619       4,443,550

Hotels & Gaming                        2.04%
Starwood Hotels &
Resorts Worldwide Inc.                                    63,200      1,831,324       2,933,744

Publishing & Media                     5.04%
Dow Jones & Company Inc.                                  50,700      2,714,743       2,058,927
Viacom Inc. - Class B                                     61,300      2,993,401       2,057,228
Walt Disney Co.                                          138,800      2,967,594       3,129,940
                                                                    -----------     -----------
                                                                      8,675,738       7,246,095
Restaurants                            1.31%
Darden Restaurants Inc.                                   80,600      2,001,891       1,879,592

TOTAL CONSUMER CYCLICAL                                              20,288,124      21,973,673
                                                                    -----------     -----------

                                                                                       Market
                                                          Shares       Cost            Value
                                                          -----    ------------     -----------
CONSUMER STAPLES                       8.27%
Food & Agricultural Products           6.55%
Bunge Ltd.                                                64,500    $ 1,553,092     $ 2,578,710
Kraft Foods Inc. +                                        87,100      2,741,790       2,762,812
Tyson Foods Inc.                                         254,000      2,988,679       4,069,080
                                                                    -----------     -----------
                                                                      7,283,561       9,410,602
Home Products                          1.72%
Colgate Palmolive Co.                                     54,700      3,171,659       2,471,346

TOTAL CONSUMER STAPLES                                               10,455,220      11,881,948
                                                                    -----------     -----------

ENERGY                                 9.31%
Integrated Oils                        7.26%
Marathon Oil Corp.                                        83,900      3,039,749       3,463,392
Occidental Petroleum Corp.                                88,200      4,010,819       4,933,026
Suncor Energy Inc.                                        63,500      1,621,187       2,032,635
                                                                    -----------     -----------
                                                                      8,671,755      10,429,053

Oil Services                           2.05%
Transocean Inc.*                                          82,400      1,704,136       2,948,272

TOTAL ENERGY                                                         10,375,891      13,377,325
                                                                    -----------     -----------


FINANCIALS                             26.77%
Insurance & Real Estate Brokers        2.30%
Willis Group Holdings Ltd.                                88,500      2,558,672       3,309,900

Integrated Financial Services          3.64%
Citigroup Inc. +                                         118,700      5,155,075       5,237,044

Property Casualty Insurance            6.76%
Allstate Corp.                                            71,900      2,605,775       3,450,481
AMBAC Financial Group Inc.                                19,100      1,060,642       1,527,045
American International Group +                            40,600      2,615,595       2,760,394
Radian Group Inc.                                         42,600      1,855,940       1,969,398
                                                                    -----------     -----------
                                                                      8,137,952       9,707,318
Regional Banks                         1.59%
US Bancorp                                                78,900      2,264,067       2,280,210

Securities & Asset Management          7.05%
Goldman Sachs Group Inc. +                                38,600      3,560,484       3,599,064
Lehman Brothers Holdings Inc.                             37,100      2,426,560       2,957,612
Merrill Lynch & Company Inc. +                            71,900      4,031,147       3,574,868
                                                                    -----------     -----------
                                                                     10,018,191      10,131,544
Specialty Finance                      4.22%
Freddie Mac +                                             47,300      2,985,116       3,085,852
MBNA Corp.                                               118,300      2,982,458       2,981,160
                                                                    -----------     -----------
                                                                      5,967,574       6,067,012
Thrifts                                1.21%
Washington Mutual Inc.                                    44,300      1,689,646       1,731,244

TOTAL FINANCIALS                                                     35,791,177      38,464,272
                                                                    -----------     -----------

                                                                                       Market
                                                          Shares       Cost            Value
                                                          -----    ------------     -----------


MEDICAL - HEALTHCARE                   17.62%
Drugs & Healthcare Products            1.76%
Medtronic Inc.                                            48,800    $ 2,419,130     $ 2,532,720

Healthcare Services                    3.21%
Pacificare Health Systems Inc.*                          125,900      4,737,238       4,620,530

Pharmaceuticals                        12.65%
Abbott Laboratories +                                     73,500      3,011,705       3,113,460
Amgen Inc.*                                               85,200      5,025,543       4,829,136
Barr Pharmaceuticals Inc.*                                63,000      3,064,654       2,610,090
Pfizer Inc. +                                            166,260      4,713,657       5,087,556
Teva Pharmaceutical
Industries Ltd.                                           97,600      3,179,199       2,532,720
                                                                    -----------     -----------
                                                                     18,994,758      18,172,962

TOTAL MEDICAL - HEALTHCARE                                           26,151,126      25,326,212
                                                                    -----------     -----------
TECHNOLOGY                             10.79%
Computer Software                      5.95%
Microsoft Corp. +                                        172,400      5,240,231       4,766,860
Verisign Inc.*                                           190,400      3,180,807       3,785,152
                                                                    -----------     -----------
                                                                      8,421,038       8,552,012
Semiconductors                         4.84%
Altera Corp.*                                            191,400      4,351,041       3,745,698
Intel Corp.+                                             159,900      4,015,283       3,207,594
                                                                    -----------     -----------
                                                                      8,366,324       6,953,292

TOTAL TECHNOLOGY                                                     16,787,362      15,505,304
                                                                    -----------     -----------


TOTAL COMMON STOCKS                                                 141,391,370     150,128,463
                                                                    -----------     -----------


SHORT-TERM INVESTMENTS                 0.31%
Goldman Sachs Financial
Square Prime Obligations
Fund - FST Shares                                                       446,702         446,702

TOTAL SHORT-TERM INVESTMENTS                                            446,702         446,702
                                                                    -----------     -----------


TOTAL INVESTMENTS                      104.78%                      141,838,072     150,575,165
                                                                    -----------     -----------


Liabilities in Excess of
Other Assets                            -4.78%                                       (6,867,347)
                                                                                   ------------

NET ASSETS                             100.00%                                     $143,707,818
                                                                                   ============

*    Denotes non-income producing security.

+ A portion of the shares held in this security are pledged as collateral for the borrowings under the loan agreement as described in Note 3.


See accompanying notes to Statement of Investments.

                           BLUE CHIP VALUE FUND, INC.

                        Notes to Statement of Investments

                         September 30, 2004 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation

All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Investment Transactions

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Effective July 1, 2004, the Fund changed its accounting method for realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment from a "first-in, first-out" basis to a "specific identification" basis. This change was for both financial statement and federal income tax purposes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.


2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

As of  September 30, 2004:
Gross appreciation (excess of value over tax cost)                $  16,382,750
Gross depreciation (excess of tax cost over value)                $  (8,053,288)
                                                                  -------------
Net unrealized appreciation                                       $   8,329,462
                                                                  -------------
Cost of investments for income tax purposes                       $ 142,193,463
                                                                  =============

3. LOAN OUTSTANDING

On November 12, 2003 an agreement with Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The borrowings under the Custodial Trust Company loan are secured by pledging a portion of the Fund's portfolio securities as collateral. The initial value of the portfolio securities pledged must equal twice the amount of the loan outstanding. As of September 30, 2004, the Fund had a loan payable in the amount of $6,825,000 with a current daily annualized interest rate of 2.8325%, which represents 30-day LIBOR plus 1.00%. The amount of the loan represented 4.53% of the Fund's total assets as of September 30, 2004.



Item 2 - Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 - Exhibits.

         Separate   certifications  for  the  Registrant's  Principal  Executive
         Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        BLUE CHIP VALUE FUND, INC.

                                        By:      /s/ Todger Anderson
                                                 -------------------------------
                                                 Todger Anderson
                                                 President / Principal
                                                 Executive Officer

                                        Date:    November 29, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By:       /s/ Todger Anderson
                                                 -------------------------------
                                                 Todger Anderson
                                                 President / Principal
                                                 Executive Officer

                                       Date:     November 29, 2004


                                       By:       /s/ Jasper R. Frontz
                                                 -------------------------------
                                                 Jasper R. Frontz
                                                 Treasurer / Principal
                                                 Financial Officer

                                       Date:     November 29, 2004